Investment Strategy	Dec. 29, 2025
T-REX 2X LONG MSTR DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of MSTR on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on MSTR or by investing directly in the common stock of MSTR. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in MSTR common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of MSTR are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in MSTR that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (MSTR) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain MSTR exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which MSTR is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which MSTR is assigned). As of the date of this prospectus, MSTR is assigned to the information technology sector and the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of MSTR. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to MSTR is consistent with the Fund’s investment objective. The impact of MSTR’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of MSTR has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of MSTR has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Strategy Inc. (formerly known as MicroStrategy, Inc.) engages in the provision of enterprise analytics and mobility software. MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Strategy Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 0-24435 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Strategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Strategy Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Strategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Strategy Inc. could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of MSTR on a daily basis.
T-REX 2X INVERSE MSTR DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of MSTR on a daily basis. The Fund may also seek to achieve its investment objective by purchasing put options on MSTR or by engaging in short sales of the common stock of MSTR. The Adviser will determine the allocation of the Fund’s investments in swap agreements, put options and short sales of MSTR common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Selling the common stock of MSTR short is typically less efficient than the use of swap agreements because short sales do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in MSTR that is equal, on a daily basis, to -200% of the value of the Fund’s net assets. If the Adviser determines to use put options, the Fund will purchase exchange traded put options, including “FLEX Options,” with MSTR as the reference security. Put options give the holder (i.e., the buyer) the right to sell an asset and the seller (i.e., the writer) the obligation to purchase the asset at a certain defined price. Flexible Exchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

If the Adviser determines to engage in short sales on the common stock of MSTR, the Fund will sell shares of MSTR that it has borrowed. When executing a short sale, the Fund borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date and return the security to the lender. The Fund will realize a profit if the price of the underlying stock decreases or incur a loss if the price of the underlying stock increases while the Fund is holding the borrowed security. The Fund may reinvest the proceeds of its short sales.

The Adviser attempts to consistently apply leverage to obtain short MSTR exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which MSTR is assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which MSTR is assigned). As of the date of this prospectus, MSTR is assigned to the information technology sector and the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of MSTR. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to MSTR is consistent with the Fund’s investment objective. The impact of MSTR’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of MSTR has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of MSTR has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Strategy Inc. (formerly known as MicroStrategy Inc.) engages in the provision of enterprise analytics and mobility software. MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Strategy Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 0-24435 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Strategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Strategy Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Strategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Strategy Inc. could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of MSTR on a daily basis.
T-REX 2X LONG NFLX DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests in swap agreements that provide 200% daily exposure to NFLX equal to at least 80% of its net assets (plus any borrowings for investment purposes). The Fund may also seek to achieve its investment objective by purchasing call options on NFLX or by investing directly in the common stock of NFLX. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in NFLX common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of NFLX is typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in NFLX that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (NFLX) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain NFLX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which NFLX is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which NFLX is assigned). As of the date of this prospectus, NFLX is assigned to the communication services sector and the entertainment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of NFLX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to NFLX is consistent with the Fund’s investment objective. The impact of NFLX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of NFLX has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of NFLX has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Netflix Inc. operates as an internet streaming entertainment service with TV series, documentaries, feature films and mobile games across a wide variety of genres and languages. NFLX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Netflix Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35727 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Netflix Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Netflix Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Netflix Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NFLX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Netflix Inc. could affect the value of the Fund’s investments with respect to NFLX and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests in swap agreements that provide 200% daily exposure to NFLX equal to at least 80% of its net assets (plus any borrowings for investment purposes).
T-REX 2X INVERSE NFLX DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of NFLX on a daily basis. The Fund may also seek to achieve its investment objective by purchasing put options on NFLX or by engaging in short sales of the common stock of NFLX. The Adviser will determine the allocation of the Fund’s investments in swap agreements, put options and short sales of NFLX common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Selling the common stock of NFLX short is typically less efficient than the use of swap agreements because short sales do not provide leveraged returns. This may result in the Fund not achieving its -200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in NFLX that is equal, on a daily basis, to -200% of the value of the Fund’s net assets. If the Adviser determines to use put options, the Fund will purchase exchange traded put options, including “FLEX Options,” with NFLX as the reference security. Put options give the holder (i.e., the buyer) the right to sell an asset and the seller (i.e., the writer) the obligation to purchase the asset at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

If the Adviser determines to engage in short sales on the common stock of NFLX, the Fund will sell shares of NFLX that it has borrowed. When executing a short sale, the Fund borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date and return the security to the lender. The Fund will realize a profit if the price of the underlying stock decreases or incur a loss if the price of the underlying stock increases while the Fund is holding the borrowed security. The Fund may reinvest the proceeds of its short sales.

The Adviser attempts to consistently apply leverage to obtain short NFLX exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which NFLX is assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which NFLX is assigned). As of the date of this prospectus, NFLX is assigned to the communication services sector and the entertainment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of NFLX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to NFLX is consistent with the Fund’s investment objective. The impact of NFLX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of NFLX has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of NFLX has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Netflix Inc. operates as an internet streaming entertainment service with TV series, documentaries, feature films and mobile games across a wide variety of genres and languages. NFLX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Netflix Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35727 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Netflix Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Netflix Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Netflix Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NFLX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Netflix Inc. could affect the value of the Fund’s investments with respect to NFLX and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of NFLX on a daily basis.